INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	September 30, 2021	December 31, 2020
Distributor channel	$3,181,312	$3,299,329
Other	8,138	4,105
Total intangible assets	3,189,450	3,303,434
Less: Accumulated amortization	(744,957)	(274,944)
Total	$2,444,493	$3,028,490

Amortization expense for the nine months ended September 30, 2021 and 2020 was $624,082 and $64,162, respectively, included in cost of revenues.

Other intangible assets mainly consist of internal-used software under development, which is not yet ready for use.

As of September 30, 2021, the future estimated amortization costs for distribution channel are as follows:

2021 (remaining)	$208,830
2022	835,321
2023	835,321
2024	556,883
Thereafter	-
Total	$2,436,355

NOTE 8 – INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	2020	2019
Distributor channel	$3,299,329	$-
Other	4,105	-
Total intangible assets	3,303,434	-
Less: Accumulated amortization	(274,944)	-
Total	$3,028,490	$-

Amortization expense for the years ended December 31, 2020 and 2019 was $260,205 and $0, respectively, included in cost of revenues.

Other intangible assets mainly consist of internal-used software under development, which is not yet ready for use.

As of December 31, 2020, the future estimated amortization costs for distribution channel are as follows:

2021	$824,832
2022	824,832
2023	824,832
2024	549,889
Thereafter	-
Total	$3,024,385